Segmented Information	12 Months Ended
Dec. 31, 2011
Segmented Information
Segmented Information

22.                               Segmented Information

The Company operates exclusively in the biotech sector. The Company’s business is considered as operating in one segment based upon the Company’s organizational structure, the way in which the operation is managed and evaluated, the availability of separate financial results and materiality considerations. All revenues are generated in China. Total long-lived assets of $76,964,135 (December 31, 2010 - $65,384,592) including property, plant and equipment and license and permits are all located in mainland China. The Company’s total assets by geographic location are as follows:

	December 31, 2011	December 31, 2010
Assets
Mainland China	$170,662,019	$160,814,672
Hong Kong	45,246,110	53,543,252
Total	$215,908,129	$214,357,924

The Company’s revenues by product are as follows:

	2011	2010	2009
Sales
Inactivated hepatitis vaccines	$26,939,386	$16,200,844	$39,242,901
Influenza vaccines	29,902,506	17,200,582	44,954,281
Total	$56,841,892	$33,401,426	$84,197,182

Sales of H1N1 and H5N1 vaccines represent 24.6% and 13.7%, respectively, of total revenue in 2011 (2010 – 21.5% and 7.2%, respectively, 2009 – 35.3% and 0.1%, respectively). The H1N1 and H5N1 vaccines were all sold to the Chinese government. The Company’s sales of H1N1 and H5N1 vaccines are dependent on government purchases. Loss of such government purchases would have a material adverse effect on the Company’s total sales.

The Company’s revenues are attributed to geographic locations as follows:

	2011	2010	2009
Sales
Mainland China	$56,407,130	$32,981,974	$84,122,913
Foreign countries	434,762	419,452	74,269
Total	$56,841,892	$33,401,426	$84,197,182